LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln New York Account N For Variable Annuities
Lincoln ChoicePlusSM Advisory

Supplement dated November 16, 2023 to the
Summary Prospectus for New Investors dated May 1, 2023

This supplement to the summary prospectus for your individual variable annuity contract describes revisions to i4LIFE® Advantage, an optional variable payout option available under your Contract. These revisions apply to all i4LIFE® Advantage elections on and after November 20, 2023. All other provisions in your prospectus remain unchanged.

OVERVIEW

The following changes will apply to all elections of i4LIFE® Advantage beginning November 20, 2023:
•	The minimum Access Period selected must be no less than 10 years;
•	The available Assumed Investment Return (AIR) rates are limited to 3% and 4%; and
•	The annuity factor used to calculate the Regular Income Payment will no longer include gender as a component.
Please keep this supplement for future reference.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
Lincoln New York Account N for Variable Annuities

Lincoln ChoicePlusSM Advisory

Supplement dated November 16, 2023 to the
Summary Prospectus for New Investors dated May 1, 2023

This Supplement to your summary prospectus outlines important changes that become effective on and after
December 18, 2023.  These changes are related to:

a) Appendix A – Funds Available Under The Contract; and
b) Appendix B – Investment Requirements.

All other provisions outlined in your variable annuity prospectus remain unchanged. This Supplement is for informational purposes and requires no action on your part.

The following line item will be added to Appendix A – Funds Available Under the Contract:

Investment Objective	Fund and Adviser/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
To seek long-term growth of capital.	Lincoln Opportunistic Hedged Equity Fund – Service Class	1.05%[1]	N/A	N/A	N/A
1This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund’s prospectus for additional information.

Appendix B – Investment Requirements: If you have elected a Living Benefit Rider, you may be subject to the Investment Requirements outlined in the prospectus, according to which Living Benefit Rider you own and when you elected that rider. Please refer to your prospectus to determine if you are subject to Investment Requirements. The changes outlined below are effective for December 18, 2023 and are added to the existing Investment Requirements in your prospectus. All other provisions of Investment Requirements remain unchanged.

Please note that your Contract may not offer every rider impacted by these requirements.

The following changes apply to Investment Requirements for other Living Benefit Riders. If you elect Lincoln ProtectedPay Select CoreSM, Lincoln ProtectedPay Select PlusSM, Lincoln ProtectedPay Select MaxSM, Lincoln Market Select® Advantage, Lincoln Max 6 SelectSM Advantage, 4LATER® Select Advantage, or you are transitioning to i4LIFE® Advantage Select Guaranteed Income Benefit from one or these riders. The Lincoln Opportunistic Hedged Equity Fund and Putnam VT Sustainable Leaders Fund are added to the list of funds in Group 2 that cannot exceed 80% of Contract Value or Account Value. The Lincoln Opportunistic Hedged Equity Fund is added to the list of funds among which you may allocate 100% of your Contract Value or Account Value.

Please retain this Supplement for future reference.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln New York Account N for Variable Annuities
Lincoln ChoicePlusSM Advisory

Supplement dated November 16, 2023 to the
Summary Prospectus for New Investors dated May 1, 2023

This supplement outlines changes to the summary prospectus for your variable annuity contract. All other provisions in your prospectus remain unchanged.

OVERVIEW

•
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk). Beginning December 18, 2023, the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider will only be available for election at the time the contract is issued. This means the rider is not available for post-issue elections. The Contractowner/Annuitant must be age 80 or younger (younger of your or your spouse) at the time the rider is elected.

•
Lincoln Market Select® Advantage. Beginning December 18, 2023, the Lincoln Market Select® Advantage rider will only be available for election at the time the contract is issued. This means the rider is not available for post-issue elections. The Contractowner/Annuitant must be age 80 or younger (younger of your or your spouse) at the time the rider is elected.

•	Lincoln Max 6 Select® Advantage. Beginning December 18, 2023, the Lincoln Max 6 Select® Advantage rider will no longer be available for election.

•
Guaranteed Income Benefit. Beginning December 18, 2023, the i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) rider will no longer be available for election unless you are transitioning to Guaranteed Income Benefit from a prior rider.

•
Annuity Payouts. Beginning December 18, 2023, when you apply for a contract, you may select any Annuity Commencement Date that is either prior to the tenth contract anniversary, or prior to the Annuitant’s 90th birthday, whichever is later.

Please note that your contract may not offer every rider discussed in this supplement.

Please keep this supplement for future reference.